UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, Chief Operating Officer, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gregory D. Hitchan    San Francisco, California     February 17, 2009

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE




                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          18

Form 13F Information Table Value Total:  $1,409,964



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMERICAN REPROGRAPHICS COMPANY      COM          029263100    14246  2064601 SH       SOLE                  2064601
AVID TECHNOLOGY, INC.               COM          05367P100    88794  8138771 SH       SOLE                  8138771
CAREER EDUCATION CORP.              COM          141665109   285231 15899182 SH       SOLE                 15899182
CB RICHARD ELLIS GROUP, INC.        COM          12497T101   164513 38081776 SH       SOLE                 38081776
COLLECTIVE BRANDS, INC.             COM          19421W100    35716  3047446 SH       SOLE                  3047446
ECHOSTAR CORPORATION                COM          278768106    27398  1842500 SH       SOLE                  1842500
ELECTRONICS FOR IMAGING, INC.       COM          286082102    45306  4739156 SH       SOLE                  4739156
ERESEARCH TECHNOLOGY, INC.          COM          29481V108    47707  7195619 SH       SOLE                  7195619
FIRST AMERICAN CORP.                COM          318522307   101946  3528776 SH       SOLE                  3528776
ITT EDUCATIONAL SERVICES INC.       COM          45068B109   314734  3313686 SH       SOLE                  3313686
KINETIC CONCEPTS, INC.              COM          49460W208   107800  5620409 SH       SOLE                  5620409
MACROVISION SOLUTIONS CORP.         COM          55611C108    30622  2420677 SH       SOLE                  2420677
MONEYGRAM INTERNATIONAL, INC.       COM          60935Y109    18015 17661738 SH       SOLE                 17661738
PRG-SCHULTZ INTERNATIONAL, INC.     COM          69357C503    18504  4535530 SH       SOLE                  4535530
SBA COMMUNICATIONS CORP.            COM          78388J106    33660  2062500 SH       SOLE                  2062500
SEI INVESTMENTS COMPANY             COM          784117103    23323  1484600 SH       SOLE                  1484600
SYMMETRY MEDICAL, INC.              COM          871546206    22078  2770104 SH       SOLE                  2770104
WILLIAMS SONOMA, INC.               COM          969904101    30371  3864055 SH       SOLE                  3864055